Retirement Plans And Postretirement Benefits (Fair Asset Values Of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 71,750
U.S. [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	91,319	80,935	85,896
U.S. [Member] | Cash And Cash Equivalents [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,516	1,001
U.S. [Member] | Collective Trusts [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	89,803	79,934
U.S. [Member] | Level 1 [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,516	1,001
U.S. [Member] | Level 1 [Member] | Cash And Cash Equivalents [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,516	1,001
U.S. [Member] | Level 1 [Member] | Collective Trusts [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. [Member] | Level 2 [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	89,803	79,934
U.S. [Member] | Level 2 [Member] | Cash And Cash Equivalents [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. [Member] | Level 2 [Member] | Collective Trusts [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	89,803	79,934
U.S. [Member] | Level 3 [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. [Member] | Level 3 [Member] | Cash And Cash Equivalents [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. [Member] | Level 3 [Member] | Collective Trusts [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	71,750	65,960	48,774
Foreign [Member] | Cash And Cash Equivalents [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	248	96
Foreign [Member] | Foreign Government Bonds [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,107	1,022
Foreign [Member] | Investment Contracts [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	60,344	56,114
Foreign [Member] | Fixed Insurance Contracts [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10,051	8,728
Foreign [Member] | Level 1 [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	248	96
Foreign [Member] | Level 1 [Member] | Cash And Cash Equivalents [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	248	96
Foreign [Member] | Level 1 [Member] | Foreign Government Bonds [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign [Member] | Level 2 [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,107	1,022
Foreign [Member] | Level 2 [Member] | Cash And Cash Equivalents [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign [Member] | Level 2 [Member] | Foreign Government Bonds [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,107	1,022
Foreign [Member] | Level 3 [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	70,395	64,842
Foreign [Member] | Level 3 [Member] | Cash And Cash Equivalents [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign [Member] | Level 3 [Member] | Foreign Government Bonds [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign [Member] | Level 3 [Member] | Investment Contracts [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	60,344	56,114
Foreign [Member] | Level 3 [Member] | Fixed Insurance Contracts [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 10,051	$ 8,728